Revenue and Related Matters - Disaggregated revenue (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Service Revenue
Total revenues	$ 35,813	$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
Product revenue
Service Revenue
Total revenues	19,694	20,821	19,940	19,549	19,360	16,674	17,693	14,785	20,656	38,909	35,441	59,251	58,849	53,134	79,670	69,808	81,062
Product revenue | North America
Service Revenue
Total revenues	11,175		10,426									33,958	30,961		41,496	35,148	47,135
Product revenue | EMEA
Service Revenue
Total revenues	6,241		5,939									17,462	18,439		25,600	22,876	24,300
Product revenue | Asia Pacific
Service Revenue
Total revenues	2,278		3,575									7,831	9,449		12,574	11,784	9,627
Instruments
Service Revenue
Total revenues															15,705	25,004	25,973
Instruments | North America
Service Revenue
Total revenues															6,374	9,254	12,138
Instruments | EMEA
Service Revenue
Total revenues															4,384	8,362	8,178
Instruments | Asia Pacific
Service Revenue
Total revenues															4,947	7,388	5,657
Consumable and other products
Service Revenue
Total revenues	17,308		16,058									51,853	46,447		63,965	44,804	55,089
Consumable and other products | North America
Service Revenue
Total revenues	9,949		8,733									30,744	26,082		35,122	25,894	34,997
Consumable and other products | EMEA
Service Revenue
Total revenues	5,171		5,232									14,566	14,780		21,216	14,514	16,122
Consumable and other products | Asia Pacific
Service Revenue
Total revenues	2,188		2,093									6,543	5,585		7,627	4,396	3,970
Service revenue
Service Revenue
Total revenues	13,845		10,883									39,323	29,859		40,089	34,495	23,629
Service revenue | North America
Service Revenue
Total revenues	11,841		8,650									29,373	23,949		32,407	29,218	17,807
Service revenue | EMEA
Service Revenue
Total revenues	1,519		1,643									8,746	4,462		5,952	4,514	5,334
Service revenue | Asia Pacific
Service Revenue
Total revenues	485		590									1,204	1,448		1,730	763	488
Research services
Service Revenue
Total revenues	10,543		7,740									29,362	20,763		27,828	23,653	14,825
Research services | North America
Service Revenue
Total revenues	9,841		6,690									23,378	18,200		24,706	22,493	12,101
Research services | EMEA
Service Revenue
Total revenues	426		617									5,411	1,562		2,000	1,013	2,600
Research services | Asia Pacific
Service Revenue
Total revenues	276		433									573	1,001		1,122	147	124
Other services
Service Revenue
Total revenues	707		632									1,971	1,877		2,382	2,002	2,176
Other services | North America
Service Revenue
Total revenues	460		388									1,208	1,142		1,436	1,144	1,372
Other services | EMEA
Service Revenue
Total revenues	236		243									724	719		951	722	695
Other services | Asia Pacific
Service Revenue
Total revenues	11		1									39	16		(5)	136	109
Service and other revenue
Service Revenue
Total revenues		10,230	10,883	10,470	8,506	8,767	8,370	8,548	8,810	18,976	17,358		29,859	25,728	40,089	34,495	23,629
Service-type warranties
Service Revenue
Total revenues	2,595		2,511									7,990	7,219		9,879	8,840	6,628
Service-type warranties | North America
Service Revenue
Total revenues	1,540		1,572									4,787	4,607		6,265	5,581	4,334
Service-type warranties | EMEA
Service Revenue
Total revenues	857		783									2,611	2,181		3,001	2,779	2,039
Service-type warranties | Asia Pacific
Service Revenue
Total revenues	198		156									592	431		613	480	255
Collaboration and license revenue
Service Revenue
Total revenues	1,872	146	237	629	368	170	301	92	$ 86	997	178	2,756	1,234	479	1,380	649	648
Collaboration and license revenue | North America
Service Revenue
Total revenues	1,872		237									2,756	1,234		1,380	274	360
Collaboration and license revenue | EMEA
Service Revenue
Total revenues	0		0									0	0		0	323	288
Collaboration and license revenue | Asia Pacific
Service Revenue
Total revenues	0		0									0	0		0	52	0
Grant revenue
Service Revenue
Total revenues	$ 402	$ 352	$ 499	$ 156	$ 222	$ 213	$ 282	$ 75		$ 378	$ 75	$ 930	$ 877	$ 357	$ 1,229	$ 570	$ 5,217